LOANS PAYABLE (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Aug. 16, 2024	Dec. 27, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 15, 2024	Dec. 26, 2023
Principal amount				$ 56,000
Cash			$ 17,153		$ 18,374	$ 41,870	$ 41,951
Maturity date		Apr. 18, 2024
Debt discount			138,836		126,839	18,070	135,900
Borrowings			35,000	2,000	104,000		40,500
Loans repaid			36,000	0	0	0
Total loans payable			525,150		526,150		28,000
Interest expense debt			5,089	1,798	9,297	12,779	1,306
Amortization of debt discount			0	19,956	$ 23,904	$ 1,096
Loans payable							28,000
Percentage of penalty on default of loan					5.00%	5.00%
Penalty fee					$ 3,688	$ 1,229
Debt instrument interest rate						5.00%
Amortization of debt discount			73,222	26,923	245,250
Debt unpaid amount						$ 93,000
Seven (7) Convertible Notes Payable [Member]
Principal amount					233,450
Total loans payable					203,000	203,000
Nine And Seven Convertible Notes Payable [Member]
Total loans payable			304.000	203,000
Promissory Note Agreement [Member]
Principal amount								$ 101,000	$ 100,000
Cash								$ 101,000	75,000
Maturity date	Jan. 15, 2025	Apr. 18, 2024
Debt discount									$ 25,000
Debt instrument interest rate								5.00%
Foreclosure of assets due to default								$ 37,000
Repayment of debt	$ 64,000
Loans Payable [Member]
Borrowings			35,000	2,000	104,000	369,150
Loans payable			525,150		526,150	422,150	28,000
Interest expense			$ 28,471	$ 23,382	23,382	14,085	1,306
Repayment of debt						0	12,500
Amortization of debt discount					$ 0	$ 23,904	$ 0